Goodwill - Schedule of Changes in the Carrying Amount of Goodwill (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Changes in the Carrying Amount of Goodwill [Abstract]
Balance at beginning of the year
Goodwill recognized related to acquisition	9,164,618
Impairment loss recognized	(1,942,266)
Ending balance	$ 7,222,352